FINANCIAL RISK MANAGEMENT - Disclosure of impact on earnings after tax and equity (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments	$ (5,629)	$ (4,223)
Senior secured notes [Member]
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments	(5,102)	(3,444)
Lease liabilities [Member]
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments	(221)	(358)
Gibraltar equipment loans [Member]
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments	(306)	(421)
Cash [Member]
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Cash flow sensitivity for variable-rate instruments	$ 1,359	$ 1,206